Per share amounts (Reconciliations of Differences Between Basic and Diluted Net Income Attributable to Toyota Motor Corporation Per Common Share) (Detail) - JPY (¥)
¥ / shares in Units, shares in Thousands, ¥ in Millions
	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Earnings Per Share Disclosure [Line Items]
Net income attributable to Toyota Motor Corporation	¥ 2,493,983	¥ 1,831,109	¥ 2,312,694
Accretion to Mezzanine equity	(4,849)	(4,849)	(3,638)
Dividends to Toyota Motor Corporation Model AA Class Shareholders	(7,442)	(4,946)	(2,449)
Net income attributable to Toyota Motor Corporation, basic	2,481,692	1,821,314	2,306,607
Effect of dilutive securities
Model AA Class Shares	12,291	9,795	6,087
Assumed exercise of dilutive stock options	(4)	(6)	(21)
Net income attributable to Toyota Motor Corporation, diluted	¥ 2,493,979	¥ 1,831,103	¥ 2,312,673
Weighted-average shares, basic	2,947,365	3,008,088	3,111,306
Effect of dilutive securities
Model AA Class Shares	47,100	47,100	32,429
Assumed exercise of dilutive stock options	301	638	1,212
Weighted-average shares, diluted	2,994,766	3,055,826	3,144,947
Net income attributable to Toyota Motor Corporation per share, basic	¥ 842.00	¥ 605.47	¥ 741.36
Net income attributable to Toyota Motor Corporation per share, diluted	¥ 832.78	¥ 599.22	¥ 735.36